Capital Structure (Tables)	6 Months Ended
Jun. 30, 2023
Capital Structure [Abstract]
Outstanding Warrants
As of June 30, 2023, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class D	27,304
Class E	449,459
Total	476,763